Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATIONS
Net (loss)/income from continuing operations	$ (25.2)	$ (286.6)	$ 290.2
Reconciled to net cash provided by operations:
- Share of equity investees' profits	4.4	18.4	63.1
- Impairment of investment in equity investee	7.4	0	0
- Deferred income and mining taxes	(12.6)	(59.4)	5.5
- Profit on disposal of investments and subsidiaries	(78.0)	(17.8)	(27.6)
- Impairment of investments	6.8	10.3	10.5
- Asset impairments and write-offs	14.0	215.3	41.6
- Depreciation and amortization	677.3	568.5	425.8
- Loss/(profit) on disposal of property, plant and equipment	1.3	(10.2)	(0.2)
- Share-based compensation	26.0	40.5	45.5
- Long-term incentive plan expense	8.7	0	0
- Accretion expense on provision for environmental rehabilitation	15.4	10.4	13.9
- Other	(6.1)	(2.6)	(10.5)
- Cash portion of share of equity investee loss	(3.6)	(18.4)	(50.1)
Changes in operating assets and liabilities:
- Receivables	26.6	140.7	(109.2)
- Inventories	(22.5)	(11.0)	(81.6)
- Accounts payable and provisions	77.7	(121.3)	110.7
- Royalties, income and mining taxes payable	26.2	(142.5)	22.8
NET CASH PROVIDED BY CONTINUING OPERATIONS	743.8	334.3	750.4
NET CASH PROVIDED BY DISCONTINUED OPERATIONS		30.9	409.5
NET CASH PROVIDED BY OPERATIONS	743.8	365.2	1,159.9
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(480.5)	(543.7)	(943.4)
Finance expense capitalized	(24.2)	(18.3)	(13.0)
Proceeds on disposal of property, plant and equipment	4.9	10.4	1.4
Purchase of listed investments	(4.4)	(3.5)	(0.8)
Proceeds on sale of listed investments	6.4	35.0	65.4
Investment in environmental trust funds	(7.1)	(15.4)	(3.3)
NET CASH UTILIZED IN INVESTING ACTIVITIES - CONTINUING OPERATIONS	(423.9)	(680.5)	(1,003.7)
NET CASH UTILIZED IN INVESTING ACTIVITIES - DISCONTINUED OPERATIONS	0	(54.9)	(381.8)
NET CASH UTILIZED IN INVESTING ACTIVITIES	(423.9)	(735.4)	(1,385.5)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised	463.9	3,177.7	936.3
Long and short-term loans repaid	(591.8)	(2,971.3)	(975.9)
Increase in noncontrolling interests funding	2.0	6.8	27.7
Purchase of noncontrolling interests		(12.8)	(10.8)
Dividends paid to Company shareholders	(29.8)	(61.2)	(364.2)
Dividends paid to noncontrolling interests	(10.6)	(1.1)	(11.5)
Ordinary shares issued		0.8	2.0
NET CASH (UTILIZED IN)/PROVIDED BY FINANCING ACTIVITIES - CONTINUING OPERATIONS	(168.2)	30.3	(398.9)
NET CASH PROVIDED BY FINANCING ACTIVITIES - DISCONTINUED OPERATIONS		39.0	514.7
NET CASH (UTILIZED IN)/PROVIDED BY FINANCING ACTIVITIES	(168.2)	69.3	115.8
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(18.7)	(29.7)	21.4
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	133.0	(330.6)	(88.4)
CASH AND CASH EQUIVALENTS - beginning of the year	325.0	655.6	744.0
CASH AND CASH EQUIVALENTS - end of year	458.0	325.0	655.6
South Deep Gold Mine
CASH FLOWS FROM FINANCING ACTIVITIES
Payment to South African Equity interests	(1.9)	(2.2)	(2.5)
Chucapaca
Reconciled to net cash provided by operations:
- Profit on disposal of investments and subsidiaries	(72.8)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of Other Investments	81.0	0	0
Far South East Project [Member]
Reconciled to net cash provided by operations:
- Share of equity investees' profits	3.6	18.4
CASH FLOWS FROM INVESTING ACTIVITIES
Investment	0	0	(110.0)
Mankayan Project-Bezant Resources
CASH FLOWS FROM INVESTING ACTIVITIES
Investment	0	(10.0)	0
Sibanye Gold Limited [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Cash transferred on spin-off	0	(106.4)	0
Yilgarn South
CASH FLOWS FROM INVESTING ACTIVITIES
Asset purchase	$ 0	$ (135.0)	$ 0